Related party transactions	6 Months Ended
Mar. 31, 2023
Related party transactions
Related party transactions

Note 13 — Related party transactions

The relationship and the nature of related party transactions are summarized as follow:

Name of related party	Relationship to the Company	Nature of transactions
Forasen Group Co., Ltd. ("Forasen Group")	Owned by Mr Zhengyu Wang, the Chairman of Board of Directors of the Company	Purchases from the Company
Zhejiang Tantech Bamboo Technology Co., Ltd	Under common control of Mr Zhengyu Wang and Ms Yefang Zhang, CEO of the Company	Lease factory building to the Company; purchases from the Company
Hangzhou Forasen Technology Co., Ltd	Controlled by Mr. Zhengyu Wang	Sublease of office space from the Company.
Xinyang Wang	Shareholder of Nongyuan Network	Provide guarantees and a real property as additional security for certain loans.
Dehong Zhang	Ms Yefang Zhang's, CEO of the Company, brother	Provide guarantees as an additional security for certain loans
Ms Aihong Wang	Mr Zhengyu Wang's, the Chairman of Board of Directors of the Company, sister.	Provide a guarantee as an additional security for a revolving loan

Due from related parties consisted of the following:

	As of	As of
	March 31,	September 30,
	2023	2022
	(unaudited)
Xinyang Wang	-	$59,983
Zhejiang Yili Yuncang Holding Group Co., Ltd	$13,350	-
FarmNet	4,100	-
Epakia Canada Inc	2,996	-
Dehong Zhang	146	-
Shanghai Zhongjian Yiting Medical Health Technology Partnership	328	-
Total	$20,920	$59,983

As of March 31, 2023, balances due from related parties mainly consisted of payment of expenses on behalf of related parties.

Due to related parties consisted of the following:

	As of	As of
	March 31,	September 30,
	2023	2022
	(unaudited)
Zhejiang Tantech Bamboo Technology Co., Ltd.	$1,087	$948
Forasen Holdings Group Co., Ltd	178	-
Total	$1,265	$948

As of March 31, 2023, due to related parties mainly consisted of water and electricity expenses payable to related parties during the Company’s normal course of business. These payables were non-interest bearing and due on demand.

Sales to related parties

The Company periodically sells merchandise to its related parties during the ordinary course of business. For the six months ended March 31, 2023 and 2022, the Company recorded sales to related parties of nil and $1,050, respectively.

Operating lease from related parties

The following table summarizing operating leases with related parties, Zhejiang Tantech Bamboo Technology Co., Ltd., detailing lease begin date, lease end date, leasing purpose, leasing areas in square meters, annual rent in RMB and its equivalent in USD.

Zhejiang Tantech Bamboo Technology Co., Ltd.	Lease No 1	Lease No. 2	Lease No. 3
Lease begin date	August 1, 2021	July 14, 2021	March 1, 2023
Lease end date	July 31, 2031	July 13, 2031	February 29, 2028
Leasing purpose	Factory building	Factory building	Office	Total
Annual rent in RMB	168,854	421,431	131,835	722,120
Annual rent in USD	$24,220	$60,448	$18,910	$103,578
Area (in square meters)	1,180	1,914	479	3,573

For the six months ended March 31, 2023 and 2022, the Company recorded lease expense of $43,910 and $13,278, respectively.

Sublease to a related party

In August 2020, the Company entered into a sublease agreement with Hangzhou Forasen Technology Co., Ltd to sublease its office space. The lease term is two years with annual rent of RMB283,258 (equivalent of $41,639). This lease was terminated on February 14, 2022.

For the six months ended March 31, 2023 and 2022, the Company recorded lease income of nil and $21,555, respectively.

Guarantees and collaterals provided by related parties

The Company’s related parties provide guarantees for the Company’s short-term bank loans (see Note 7). The Company’s related party also pledged their properties as collaterals to safeguard the Company’s short-term bank loans (see Note 7).